GOING CONCERN (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Net loss	$ 1,092,088	$ 17,366,866	$ 38,043,362	$ 32,357,957
Working capital deficit	$ 16,037,518		$ 32,064,398